ACCRUED EXPENSES AND OTHER CURRENT LIABILITIES (Tables)	12 Months Ended
Dec. 31, 2018
ACCRUED EXPENSES AND OTHER CURRENT LIABILITIES
Schedule of accrued expenses and other current liabilities

	December 31,
	2018	2017
	U.S. dollars in thousands
Accrued expenses	5,599	4,969
Employees and related liabilities	1,380	1,045
Government institutions	78	11
	7,057	6,025